Average Annual Total Returns{- Fidelity® New Jersey AMT Tax-Free Money Market Fund} - NF_11.30 Fidelity New Jersey AMT Tax-Free Money Market Fund Retail Class 2- PRO-01 - Fidelity® New Jersey AMT Tax-Free Money Market Fund - Fidelity New Jersey AMT Tax-Free Money Market Fund-Retail Class - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.03%	0.66%	0.36%